N-2	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Entity Central Index Key	0001378701
Amendment Flag	true
Amendment Description	This Amendment is filed solely for the purpose of filing as an exhibit a Consent of Independent Registered Public Accounting Firm. Except as set forth above (and the dates included on the signature page and the certifications required by Rule 30a-2(a) and Rule 30a-2(b)), the Amendment does not amend, update or change any other information or disclosures contained in the Original Filing and this Amendment does not reflect any events occurring after the Original Filing. Items 1 through 13 of this Amendment to the Registrant’s Form N-CSR are incorporated by reference to the Original Filing.
Entity Inv Company Type	N-2
Document Type	N-CSR/A
Entity Registrant Name	The GDL Fund